SCHEDULE PROPERTY AND EQUIPMENT NET (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Total	$ 1,798,478	$ 1,342,514
Accumulated depreciation and amortization	(622,243)	(539,957)	$ 0
Property and equipment, net of accumulated depreciation and amortization	1,176,235	802,557
Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	436,711	426,000
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total	346,591	346,591
Capitalized Software [Member]
Property, Plant and Equipment [Line Items]
Total	$ 1,015,176	$ 569,923